Employee benefits	6 Months Ended
Jun. 30, 2023
Employee Benefits
Employee benefits

27.	Employee benefits

a) Employee post retirement obligation

Reconciliation of assets and liabilities recognized in the statement of financial position

	June 30, 2023			December 31, 2022
	Overfunded pension plans (i)	Underfunded pension plans	Other benefits	Overfunded pension plans	Underfunded pension plans	Other benefits
Balance at beginning of the period	1,114	-	-	919	-	-
Interest income	53	-	-	84	-	-
Changes on asset ceiling	350	-	-	65	-	-
Translation adjustment	85	-	-	46	-	-
Balance at end of the period	1,602	-	-	1,114	-	-

Amount recognized in the statement of financial position
Present value of actuarial liabilities	(5,406)	(643)	(1,132)	(5,142)	(608)	(1,057)
Fair value of assets	7,103	354	-	6,340	339	-
Effect of the asset ceiling	(1,602)	-	-	(1,114)	-	-
Assets (liabilities)	95	(289)	(1,132)	84	(269)	(1,057)

Current liabilities	-	(13)	(55)	-	(10)	(56)
Non-current assets (liabilities)	95	(276)	(1,077)	84	(259)	(1,001)
Assets (liabilities)	95	(289)	(1,132)	84	(269)	(1,057)

(i)	The pension plan asset is recorded as “Other non-current assets” in the statement of financial position.

b) Long-term incentive programs

The Company has long-term reward mechanisms that include the Matching Program and the Performance Shares Units (“PSU”) for eligible executives, whose objective is to encourage the permanence of employees and stimulate performance.

The fair value of the programs is recognized on a straight-line basis over the three-year required service period, net of estimated losses.

On March 30, 2023, a new cycle of the Matching program started, and the fair value estimate was based on the Company's share price and ADR at the grant date, R$81.82 and US$15.94 per share. The number of shares that will be granted for the 2023 cycle was 1,330,503 (2022: 1,437,588 shares).

On April 28, 2023, a new cycle of the PSU program has started, and the Company will grant 1,177,755 shares (2022: 1,709,955 shares). The fair value was calculated based on the performance factor using Monte Carlo simulations for the Return to Shareholders Indicator and health and safety and sustainability indicators. The assumptions used for the Monte Carlo simulations are shown in the table below, as well as the result used to calculate the expected value of the total performance factor:

	2023	2022
Granted shares	1,177,755	1,709,955
Date shares were granted	04/28/2023	01/03/2022
VALE (R$)	88.88	78.00
VALE ON (US$)	16.60	13.81
Expected volatility (per year)	48.33%	39.00%
Expected term (in years)	3	3
Expected performance factor	72.42%	53.08%

The fair value of both programs will be recognized on a straight-line basis over the required three-year period of service, net of estimated losses.